Pension Liabilities - Additional details (Details) - Not Later Than One Year [Member] - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Pension Liabilities
Estimated contributions to plans for post-employment benefits	kr 941	kr 813
Weighted average maturity	23 years 1 month 6 days	18 years 7 months 6 days